SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 110	$ 134	$ 1,087	$ 506	$ 665	$ 387
Estimated useful life	7 years		7 years		7 years
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			$ 317
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			$ 722